Note 7 - Other (Income) Expense (Details Textual) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Proceeds from Divestiture of Businesses, Net of Cash Divested, Total	$ 0			$ 15,780
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal	(0)			12,518	$ (0)
Gain (Loss) on Disposition of Property Plant Equipment, Total	$ (0)			7,291
Building [Member]
Proceeds from Sale of Property, Plant, and Equipment, Total		$ 8,300
Gain (Loss) on Disposition of Property Plant Equipment, Total		$ 7,291		$ 7,291	$ (0)
Florida-based Pest Control Business [Member] | Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member]
Proceeds from Divestiture of Businesses, Net of Cash Divested, Total			$ 15,780
Florida and Arizona-based Landscaping Operations [Member] | Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member]
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal			$ 12,518